Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments for Operating Leases
Year:	Amount
Remainder of 2013	$256,259
2014	271,553
2015	277,587
2016	289,656
2017	301,725
Remaining	—
Total minimum lease payments	$1,396,780

Year:	Amount
2013	$271,952
2014	271,553
2015	277,587
2016	289,656
2017	301,725
Remaining	—
Total minimum lease payments	$1,412,473